Organization and Principal Activities (Details) - Schedule of subsidiaries of the group are all owned by the Company through equity investment	12 Months Ended
Dec. 31, 2022
Jayud Global Logistics (HongKong) Limited (“JYD HK”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	Jayud
Date of incorporation	June 24, 2022
Place of incorporation	Hong Kong
Percentage of direct ownership	100.00%
Principal activities	Wholly foreign owned enterprise
Shenzhen Jayud Logistics Technology Co., Ltd (“JYD WLKJ”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD HK
Date of incorporation	July 23, 2015
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Shenzhen Jia Yu Da International Logistics Co., Ltd. (“JYD SZGJHY”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD WLKJ
Date of incorporation	June 19, 2011
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Shenzhen Jia Yu Da Trading Co., Ltd. (“JYD SM”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD WLKJ
Date of incorporation	September 18, 2009
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	International trading
Xuchang Jayud Supply Chain Management Co., Ltd (“JYD XC”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD WLKJ
Date of incorporation	May 6, 2021
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Shenzhen Jiayuda Customs Declaration Co., Ltd. (“JYD BG”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD WLKJ
Date of incorporation	September 14, 2015
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Customs brokerage
Shenzhen XIN YU Xiang Import & Export Co., Ltd. (“JYD XYX”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD WLKJ
Date of incorporation	October 26, 2011
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Agent service
Shenzhen Jiayuda Global Supply Chain Co., Ltd. (“JYD HQ”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD WLKJ
Date of incorporation	April 23, 2014
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Shenzhen Jiayuda E-Commerce Technology Co., Ltd (“JYD DS”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD WLKJ
Date of incorporation	April 1, 2014
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Nanjing Jiayuda Logistics Co., Ltd. (“JYD NJWL”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD WLKJ
Date of incorporation	February 12, 2018
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Shaanxi Jia Yuda Supply Chain Management Co., Ltd. (“JYD SXGYL”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD WLKJ
Date of incorporation	March 27, 2018
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Cargo Link Company Limited (“JYD SHWL”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD WLKJ
Date of incorporation	November 10, 2021
Place of incorporation	PRC
Percentage of direct ownership	51.00%
Principal activities	Freight forwarding
Sky Pacific Logistics HK Company Limited (“TPYHK”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD HQ
Date of incorporation	March 2, 2016
Place of incorporation	Hong Kong
Percentage of direct ownership	67.00%
Principal activities	Agent service
Hongkong Jayud International Logistics Company Limited (“JYD HKGJHY”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD HK
Date of incorporation	December 31, 2017
Place of incorporation	Hong Kong
Percentage of direct ownership	100.00%
Principal activities	Agent service
Shenzhen Jayud Yuncang Technology Co., Ltd. (“JYD YCKJ”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD WLKJ
Date of incorporation	July 25, 2022
Place of incorporation	PRC
Percentage of direct ownership	52.00%
Principal activities	Warehousing